Fair Value Measurements (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Total	¥ 5,213,851		¥ 6,022,603		$ 801,354
Assets Held-for-sale, Long Lived, Fair Value Disclosure	3,171,653		4,745,230		487,474
Impairment of Long-Lived Assets Held-for-use	2,042,198	$ 313,880	¥ 1,277,373	¥ 3,804,116
Project Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Total	628,635				96,619
Assets Held-for-sale, Long Lived, Fair Value Disclosure	483,744				74,350
Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Total	4,585,216				704,735
Assets Held-for-sale, Long Lived, Fair Value Disclosure	¥ 2,687,909				$ 413,124